ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2024	2025
	S$	S$
Accounts receivable - third parties	673,921	603,705
Less: allowance for doubtful accounts	(245,344)	(245,344)
Accounts receivable, net	428,577	358,361

For the years ended June 30, 2024 and 2025, our Company has made the allowance for doubtful accounts and charged to the statements of income (loss). Our Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

Our Company generally conducts its business with creditworthy third parties. Our Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

The movements in the allowance for doubtful accounts for the years ended June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025
	S$	S$
Balance at beginning of the year	35,599	245,344
Additions	209,745	-
Balance at end of the year	245,344	245,344

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June 30,
	2024	2025
	S$	S$
Within 30 days	424,367	348,122
Between 31 and 60 days	3,230	1,004
Between 61 and 90 days	467	-
More than 90 days	513	9,235
Accounts receivable	428,577	358,361